ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Provision for estimated credit losses	$ 0.8	$ 0.9	$ 0.3